Income Taxes - Summary of Federal and State Income Taxes (Benefit) Between Current and Deferred Portions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal, Current	$ (98)	$ 26
State, Current	0	0
Total income taxes, Current	(98)	26
Federal, Deferred	(1,271)	64
State, Deferred	(221)	15
Total income taxes, Deferred	(1,492)	79
Federal, Total	(1,369)	90
State, Total	(221)	15
Total income taxes	$ (1,590)	$ 105